MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS O SEPTEMBER 30, 2001

Dear Shareholder:

During the six months ended September 30, 2001, the U.S. economy slowed and the fixed-income markets rallied.

The terrorist attack on September 11 has had an additional negative impact on the economy. Almost immediately after the attack many companies, led by the airlines, announced major layoffs. Both the Federal Reserve and Bush administration are confronting the challenge of a likely recession. U.S. Treasuries rallied further in a flight to quality.

The Federal Reserve Board responded to the attack by quickly lowering its target for short-term interest rates by 50 basis points on September 17 and another 50 basis points on October 2. These cuts, the eighth and ninth in 2001, brought the federal funds rate down to 2.50 percent, its lowest level since the 1960s. The president proposed a broad array of tax cuts and spending increases to add more fiscal stimulus to the economy. These fiscal actions were designed to reinforce the tax cuts that Congress passed in June. Monetary and fiscal actions are expected to stimulate the economy. However, increases in military spending, industry bailouts and other changes in fiscal policy will likely reduce the budget surplus.


Municipal Market Conditions
Tax-free interest rates trended downward during the past six months as slower growth became more evident throughout the economy. Shorter maturities benefited the most from the Federal Reserve Board's interest-rate cuts. The 10-year insured municipal bond index, which stood at 4.44 percent in February, reached a low for the year of 4.02 percent in August. As the market adjusted to the aftermath of the September 11 attack, the index climbed to close September at
4.15 percent.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a guide to track the relationship between the two markets. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 10-year municipal bond yields to 10-year U.S. Treasuries fell from 93 percent at the end of February to 83 percent at the end of August. By the end of September the ratio climbed to 90 percent. This increase can be attributed primarily to the magnitude of the flight-to-quality rally in Treasuries. Over the past three years, the high and low for the ratio were 93 percent and 81 percent, respectively.

New-issue volume rebounded with lower interest rates. During the first nine months of 2001, new-issue volume was $172 billion, 39 percent higher than the same period last year. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. Bonds issued in California, Florida, New York and Texas represented 35 percent of the national volume.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS O SEPTEMBER 30, 2001 CONTINUED


[GRAPHIC OMITTED]

         Date              AAA Ins           Tsy           % Relationship
         ----              -------           ---           --------------

        12/30/94             5.95            7.82               76.09%
        01/31/95             5.85            7.58               77.18%
        02/28/95             5.45            7.20               75.69%
        03/31/95             5.45            7.20               75.69%
        04/28/95             5.55            7.06               78.61%
        05/31/95             5.10            6.28               81.21%
        06/30/95             5.20            6.20               83.87%
        07/31/95             5.10            6.43               79.32%
        08/31/95             5.00            6.28               79.62%
        09/29/95             5.05            6.18               81.72%
        10/31/95             4.95            6.02               82.23%
        11/30/95             4.80            5.74               83.62%
        12/29/95             4.75            5.57               85.28%
        01/31/96             4.65            5.58               83.33%
        02/29/96             4.85            6.10               79.51%
        03/29/96             5.15            6.33               81.36%
        04/30/96             5.20            6.67               77.96%
        05/31/96             5.30            6.85               77.37%
        06/28/96             5.25            6.71               78.24%
        07/31/96             5.15            6.79               75.85%
        08/30/96             5.20            6.94               74.93%
        09/30/96             5.15            6.70               76.87%
        10/31/96             5.05            6.34               79.65%
        11/29/96             4.85            6.04               80.30%
        12/31/96             4.95            6.42               77.10%
        01/31/97             5.05            6.49               77.81%
        02/28/97             5.00            6.55               76.34%
        03/31/97             5.30            6.90               76.81%
        04/30/97             5.20            6.72               77.38%
        05/30/97             5.00            6.66               75.08%
        06/30/97             5.00            6.50               76.92%
        07/30/97             4.60            6.01               76.54%
        08/31/97             4.80            6.34               75.71%
        09/30/97             4.70            6.10               77.05%
        10/31/97             4.70            5.83               80.62%
        11/30/97             4.70            5.87               80.07%
        12/31/97             4.45            5.74               77.53%
        01/31/98             4.45            5.51               80.76%
        02/28/98             4.50            5.62               80.07%
        03/31/98             4.60            5.65               81.42%
        04/30/98             4.75            5.67               83.77%
        05/29/98             4.50            5.55               81.08%
        06/30/98             4.55            5.45               83.49%
        07/31/98             4.55            5.49               82.88%
        08/31/98             4.35            4.98               87.35%
        09/30/98             4.18            4.42               94.57%
        10/31/98             4.23            4.61               91.86%
        11/30/98             4.25            4.71               90.16%
        12/31/98             4.25            4.65               91.44%
        01/31/99             4.13            4.65               88.80%
        02/28/99             4.33            5.29               81.90%
        03/31/99             4.45            5.24               84.89%
        04/30/99             4.45            5.35               83.18%
        05/31/99             4.63            5.62               82.38%
        06/30/99             4.95            5.78               85.64%
        07/31/99             4.93            5.90               83.56%
        08/31/99             5.03            5.97               84.25%
        09/30/99             5.05            5.88               85.88%
        10/31/99             5.20            6.02               86.32%
        11/30/99             5.10            6.19               82.38%
        12/31/99             5.20            6.44               80.72%
        01/31/00             5.42            6.67               81.32%
        02/29/00             5.35            6.41               83.48%
        03/31/00             5.12            6.00               85.28%
        04/30/00             5.29            6.21               85.16%
        05/31/00             5.41            6.27               86.26%
        06/30/00             5.12            6.03               84.89%
        07/31/00             4.93            6.03               81.74%
        08/31/00             4.80            5.72               83.92%
        09/30/00             4.95            5.80               85.33%
        10/31/00             4.83            5.75               84.00%
        11/30/00             4.80            5.47               87.78%
        12/31/00             4.47            5.11               87.44%
        01/31/01             4.42            5.11               86.43%
        02/28/01             4.44            4.90               90.69%
        03/31/01             4.37            4.92               88.88%
        04/30/01             4.65            5.34               87.08%
        05/31/01             4.53            5.38               84.20%
        06/30/01             4.50            5.41               83.18%
        07/31/01             4.31            5.05               85.35%
        08/31/01             4.02            4.83               83.23%
        09/30/01             4.15            4.59               90.41%

Performance
For the six-month period ended September 30, 2001, Morgan Stanley Limited Term Municipal Trust posted a total return of 5.44 percent, compared to 3.41 percent for the Lehman Brothers 10-Year Municipal Bond Index. Total return consisted of tax-free dividends totaling $0.1870 per share and an increase in net asset value from $10.37 to $10.51 per share.


Portfolio Structure
As of September 30, 2001, the Fund's short-term investment position decreased from 11 percent to 5 percent of net assets during the six months. The portfolio was diversified among 10 specific municipal sectors and 97 separate issuers. The portfolio's average maturity was extended from 5 to 9 years. Consequently, its duration, a measure of sensitivity to interest-rate changes, was lengthened from 3.4 to 5.7 years. While making these changes, the portfolio maintained high quality with more than 90 percent of its bonds rated AA or AAA as measured by Standard & Poor's Corp. or Moody's Investors Service, Inc. Water and sewer, transportation and general obligation, three essential service sectors, were increased from 36 percent to 49 percent of net assets. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS O SEPTEMBER 30, 2001 CONTINUED


Looking Ahead
Economists put the negative impact of the September 11 attacks at about a full percentage point of gross domestic product. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record 10 years. While there is no doubt that the terrorist attack is having a negative impact on the economy, high-grade fixed-income securities have historically fared well during periods of stress.

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars and a decades-long struggle during the cold war. The economy and the markets met each of those challenges and each time emerged even stronger than before.

We appreciate your ongoing support of Morgan Stanley Limited Term Municipal Trust and look forward to continuing to serve your investment needs.


Very truly yours,

[GRAPHIC OMITTED]                       [GRAPHIC OMITTED]





Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS O SEPTEMBER 30, 2001 CONTINUED


LARGEST SECTORS AS OF SEPTEMBER 30, 2001
(% OF NET ASSETS)

[GRAPHIC OMITTED]

WATER & SEWER        18%
ELECTRIC             17%
TRANSPORTATION       17%
GENERAL OBLIGATION   13%
REFUNDED              9%
IDR/PCR               6%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.





CREDIT RATINGS AS OF SEPTEMBER 30, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

[GRAPHIC OMITTED]

Aaa or AAA     61%
Aa or AA       31%
NR              6%
A or A          2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
OR STANDARD & POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.




DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

[GRAPHIC OMITTED]

WEIGHTED AVERAGE
MATURITY: 7 YEARS

1-5 YEARS           23.9%
5-10 YEARS          24.7%
10-15 YEARS         49.4%
15-20 YEARS          2.0%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
FUND PERFORMANCE O SEPTEMBER 30, 2001

AVERAGE ANNUAL TOTAL RETURNS


PERIOD ENDED 9/30/01
--------------------
1 Year                              8.39%(1)
5 Years                             5.08%(1)
Since Inception (7/12/93)           4.67%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS O SEPTEMBER 30, 2001 (UNAUDITED)


 PRINCIPAL
 AMOUNT IN                                                                               COUPON       MATURITY
 THOUSANDS                                                                                RATE          DATE         VALUE
-----------                                                                           ------------  -----------  -------------
            Tax-Exempt Municipal Bonds (99.5%)
            General Obligation (13.4%)
            Connecticut,
 $  1,000     1998 Ser C ............................................................     5.25 %      10/15/11    $
1,079,170
    1,000     1998 Ser C ............................................................     5.25        10/15/12      1,072,180
    1,000   Illinois, First Ser 2001 (MBIA)** .......................................     5.375       04/01/14      1,086,990
    1,000   New Hampshire, Refg Ser 1998 A ..........................................     5.25        10/01/10      1,085,230
    1,500   Knox County, Tennessee, Public Improvement Ser 1998 .....................     5.25        04/01/13      1,564,575
    1,000   Wisconsin, 2001 Refg Ser 1 (MBIA) (WI) ..................................     5.50        05/01/13      1,102,830
 --------                                                                                                         -----------
    6,500                                                                                                           6,990,975
 --------                                                                                                         -----------
            Education Facilities Revenue (4.1%)
    1,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore College
              Ser 2000 ..............................................................     5.50        09/15/11      1,113,560
    1,000   University of Delaware, Ser 1993** ......................................     4.90        11/01/02      1,028,560
 --------                                                                                                         -----------
    2,000                                                                                                           2,142,120
 --------                                                                                                         -----------
            Electric Revenue (16.7%)
    1,000   Arizona Power Authority, Hoover Uprating Refg Ser 2001A .................     5.25        10/01/16      1,066,530
    1,000   Salt River Project Agricultural Improvement & Power District,
              Arizona, Refg Ser 1993 B ..............................................     4.75        01/01/03      1,029,430
    1,505   Wyandotte County, Kansas City, Kansas, Utility Refg Ser 1998 (MBIA).          5.125       09/01/13      1,575,780
    1,000   Long Island Power Authority, New York, Ser 1998 B (MBIA) ................     5.125       04/01/11      1,061,590
    1,000   South Carolina Public Service Authority, 2002 Refg Ser A (FSA) (WI)......     5.50        01/01/16      1,052,630
    1,820   San Antonio, Texas, Electric & Gas Refg Ser 1994 ........................     4.70        02/01/05      1,910,509
    1,000   Seattle, Washington, Municipal Light & Power Refg Ser 2001 ..............     5.625       12/01/14      1,069,760
 --------                                                                                                         -----------
    8,325                                                                                                           8,766,229
 --------                                                                                                         -----------
            Hospital Revenue (2.0%)
    1,000   Maryland Health & Higher Educational Facilities Authority,
 --------   Medlantic/Helix Ser 1998 A (FSA) ........................................     5.25        08/15/12      1,027,920
                                                                                                                  -----------
            Industrial Development/Pollution Control Revenue (5.8%)
    1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co
              Refg Ser 1993** .......................................................     5.875       08/01/08      1,042,760
    2,000   Greenwood, Wisconsin, Land O'Lakes Inc (AMT) ............................     5.50        09/01/03      1,993,240
 --------                                                                                                         -----------
    3,000                                                                                                           3,036,000
 --------                                                                                                         -----------

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS O SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                               COUPON       MATURITY
 THOUSANDS                                                                                RATE          DATE         VALUE
-----------                                                                           ------------  -----------  -------------
            Mortgage Revenue - Single Family (3.9%)
 $  2,000   Maryland Department of Housing & Community Development,
 --------     1999 Third Ser (AMT) .................................................      4.40 %      04/01/07    $ 2,061,940
                                                                                                                  -----------
            Public Facilities Revenue (8.2%)
    1,000   Jacksonville, Florida, Sales Tax Ser 2001 (Ambac) ......................      5.50        10/01/17      1,060,830
    1,000   Kentucky Property & Buildings Commission, Project # 69 Ser A (FSA).           5.25        08/01/15      1,049,310
    1,000   Michigan Building Authority, Police Communication Ser 2001** ...........      5.50        10/01/12      1,109,920
    1,000   Ohio Building Authority, Highway Safety Building 2001 Ser A (FSA) ......      5.50        10/01/15      1,076,530
 --------                                                                                                         -----------
    4,000                                                                                                           4,296,590
 --------                                                                                                         -----------
            Resource Recovery Revenue (2.0%)
    1,000   Hempstead Industrial Development Agency, New York, American
 --------     REF-FUEL Co of Hempstead Ser 1997 (MBIA) .............................      5.00        12/01/09      1,059,220
                                                                                                                  -----------
            Transportation Facilities Revenue (16.6%)
    1,000   Colorado Department of Transportation, Ser 2001 A (MBIA) ...............      5.50        06/15/15      1,082,770
    2,000   Kentucky Turnpike Authority, Economic Development Road
              Refg Ser 2000 (FSA) ..................................................      5.50        07/01/09       2,206,700
    1,000   Minneapolis & St Paul Metropolitan Airport, Minnesota, Ser 2001 C
              (FGIC) ...............................................................      5.50        01/01/16       1,060,960
    1,000   Missouri Highways & Transportation Commission, Ser A 2000 ..............      5.625       02/01/15       1,089,740
    2,000   New Jersey Transit Corporation, Capital GANs Ser 2000 B (Ambac).........      5.50        02/01/08       2,195,800
    1,000   Houston, Texas, Airport Sub Lien 1998 Ser B (AMT) (FGIC) ...............      5.25        07/01/12       1,040,610
 --------                                                                                                         ------------
    8,000                                                                                                            8,676,580
 --------                                                                                                         ------------
            Water & Sewer Revenue (18.3%)
    1,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)** ...............      5.50        11/01/11       1,110,350
    1,000   Metropolitan Water Reclamation District of Greater Chicago, Illinois,
              Ser B 2001 ...........................................................      5.50        12/01/14       1,089,940
    1,000   Du Page Water Commission, Illinois, Refg Ser 2001 (WI) .................      5.25        03/01/11       1,073,680
    1,000   Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC) ..........      5.25        07/01/13       1,055,950
    1,000   Pittsburgh Water & Sewer Authority, Pennsylvania, Refg Ser 1993 A
              (FGIC) ...............................................................      4.60        09/01/03       1,039,980
    2,000   Western Carolina Sewer Authority, South Carolina, Ser 2001 (FSA) .......      5.375       03/01/16       2,098,660
    1,000   Houston, Texas, Water & Sewer Jr Lien Ser 2001 A (FSA) .................      5.50        12/01/15       1,065,710
    1,000   Southeastern Public Service Authority, Virginia, Regional Solid Waste
 --------     Refg Ser 1993 A (MBIA) ...............................................      4.70        07/01/04       1,051,960
                                                                                                                  ------------
    9,000                                                                                                            9,586,230
 --------                                                                                                         ------------

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS O SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                               COUPON       MATURITY
 THOUSANDS                                                                                RATE          DATE         VALUE
-----------                                                                           ------------  -----------  -------------
            Refunded (8.5%)
 $  2,000   Tuscon, Arizona, Water Ser 1994-A (MBIA) ..................................   6.00 %      07/01/06+   $ 2,260,540
    2,000   Georgia Municipal Electric Authority, Project #1 Subser A (Ambac) .........   6.25        01/01/04+     2,190,220
 --------                                                                                                         -----------
    4,000                                                                                                           4,450,760
 --------                                                                                                         -----------
   48,825   Total Tax-Exempt Municipal Bonds (Cost $50,725,493).................................................   52,094,564
 --------                                                                                                         -----------
            Short-Term Tax-Exempt Municipal Obligations (4.6%)
      800   Cuyahoga County, Ohio, University Hospital of Cleveland Ser 1987 B
              (Ambac) (Demand 10/01/01) ...............................................   2.75*       01/01/26        800,000
      600   Jackson County Pollution Control Financing Authority, Mississippi,
              Chevron USA Inc Ser 1993 (Demand 10/01/01) ..............................   2.65*       06/01/23        600,000
    1,000   Missouri Health & Educational Facilities Authority, Cox Health Care
 --------   Ser 1997 (MBIA) (Demand 10/01/01) .........................................   2.60*       06/01/15      1,000,000
                                                                                                                  -----------
    2,400   Total Short-Term Tax-Exempt Municipal Obligations (Cost $2,400,000).................................    2,400,000
 --------                                                                                                         -----------
 $ 51,225   Total Investments (Cost $53,125,493) (a)..............................................     104.1 %     54,494,564
 ========
            Liabilities In Excess Of Other Assets ................................................      (4.1)      (2,131,671)
                                                                                                       -----      -----------
            Net Assets ...........................................................................     100.0 %    $52,362,893
                                                                                                       =====      ===========

------------
AMT      Alternative Minimum Tax.
WI       Security purchased on a "when-issued" basis.
GANs     Grant Anticipation Notes.
+        Prerefunded to call date shown.
*        Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,396,761 and the aggregate gross unrealized depreciation is $27,690, resulting in net unrealized appreciation of $1,369,071.


Bond Insurance:
--------------
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS O SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

                       Geographic Summary of Investments

               Based on Market Value as a Percent of Net Assets



Arizona .............     8.3%  Illinois ...............     6.2%
Colorado ............     2.1   Kansas .................     3.0
Connecticut .........     4.1   Kentucky ...............     6.2
Delaware ............     2.0   Maryland ...............     5.9
Florida .............     2.0   Massachusetts ..........     2.0
Georgia .............     6.3   Michigan ...............     2.1
Hawaii ..............     2.0   Missouri ...............     4.0



Mississippi .........     1.1%  South Carolina ..........    6.1%
Minnesota ...........     2.0   Tennessee ...............    3.0
New Hampshire .......     2.1   Texas ...................    7.7
New Jersey ..........     4.2   Virginia ................    2.0
New York ............     4.1   Washington ..............    2.0
Ohio ................     3.6   Wisconsin ...............    5.9
Pennsylvania ........     4.1                              -----
                                   Total ................  104.1%
                                                           =====

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2001 (unaudited)



Assets:
Investments in securities, at value
  (cost $53,125,493) ............................   $54,494,564
Cash ............................................       224,718
Receivable for:
     Interest ...................................       685,709
     Shares of beneficial interest sold .........       254,993
Prepaid expenses ................................        21,526
                                                    -----------
   Total Assets .................................    55,681,510
                                                    -----------
Liabilities:
Payable for:
     Investments purchased ......................     3,209,652
     Investments advisory fee ...................        21,278
     Shares of beneficial interest
        repurchased .............................        14,616
     Dividends to shareholders ..................        10,184
Accrued expenses ................................        62,887
                                                    -----------
   Total Liabilities ............................     3,318,617
                                                    -----------
   Net Assets ...................................   $52,362,893
                                                    ===========
Composition of Net Assets:
Paid-in-capital .................................   $58,442,763
Net unrealized appreciation .....................     1,369,071
Accumulated undistributed net investment
  income ........................................        10,182
Accumulated net realized loss ...................    (7,459,123)
                                                    -----------
   Net Assets ...................................   $52,362,893
                                                    ===========
Net Asset Value Per Share,
4,983,162 shares outstanding (unlimited
 shares authorized of $.01 par value) ...........        $10.51
                                                         ======



Statement of Operations
For the six months ended September 30, 2001 (unaudited)



Net Investment Income:
Interest Income ...............................    $1,168,433
                                                   ----------
Expenses
Investment management fee .....................       131,814
Shareholder reports and notices ...............        23,204
Professional fees .............................        23,163
Registration fees .............................        18,362
Transfer agent fees and expenses ..............        13,869
Trustees' fees and expenses ...................         9,117
Custodian fees ................................         2,326
Other .........................................         4,823
                                                   ----------
   Total Expenses .............................       226,678
Less: expense offset ..........................        (2,326)
                                                   ----------
   Net Expenses ...............................       224,352
                                                   ----------
   Net Investment Income ......................       944,081
                                                   ----------
Net Realized and Unrealized Gain:
Net realized gain .............................       147,946
Net change in unrealized depreciation .........       490,226
                                                   ----------
   Net Gain ...................................       638,172
                                                   ----------
Net Increase ..................................    $1,582,253
                                                   ==========



                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets




                                                                                   FOR THE SIX         FOR THE YEAR
                                                                                  MONTHS ENDED            ENDED
                                                                               SEPTEMBER 30, 2001     MARCH 31, 2001
                                                                              --------------------   ---------------
                                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income .....................................................       $    944,081        $  1,816,163
Net realized gain .........................................................            147,946             260,864
Net change in unrealized depreciation .....................................            490,226           1,790,307
                                                                                  ------------        ------------
  Net Increase ............................................................          1,582,253           3,867,334
Dividends to shareholders from net investment income ......................           (940,793)         (1,809,268)
Net increase (decrease) from transactions in shares of beneficial interest          (3,416,669)          8,843,048
                                                                                  ------------        ------------
  Net Increase (Decrease) .................................................         (2,775,209)         10,901,114
Net Assets:
Beginning of period .......................................................         55,138,102          44,236,988
                                                                                  ------------        ------------
End of Period
(Including accumulated undistributed net investment income of $10,182 and
 $6,895, respectively) ....................................................       $ 52,362,893        $ 55,138,102
                                                                                  ============        ============

                       See Notes to Financial Statements

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS O SEPTEMBER 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Limited Term Municipal Trust (the "Fund") formerly, Morgan Stanley Dean Witter Limited Term Municipal Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS O SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.


3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2001 aggregated $15,868,210 and $8,353,068, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,048. At September 30, 2001, the Fund had an accrued pension liability of $40,101 which is included in accrued expenses in the Statement of Assets and Liabilities.


4. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.


5. Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At September 30, 2001, the Fund did not hold positions in residual interest bonds.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS O SEPTEMBER 30, 2001 (UNAUDITED) CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:





                                              FOR THE SIX                      FOR THE YEAR
                                              MONTHS ENDED                        ENDED
                                           SEPTEMBER 30, 2001                 MARCH 31, 2001
                                    -------------------------------- --------------------------------
                                              (unaudited)
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                    --------------- ----------------  --------------- ----------------
Sold ..............................     4,283,126    $  44,341,520        4,939,814    $  50,329,237
Reinvestment of dividends .........        64,206          666,986          135,610        1,372,652
                                        ---------    -------------        ---------    -------------
                                        4,347,332       45,008,506        5,075,424       51,701,889

Repurchased .......................    (4,681,597)     (48,425,175)      (4,199,046)     (42,858,841)
                                       ----------    -------------       ----------    -------------
Net increase (decrease) ...........      (334,265)   $  (3,416,669)         876,378    $   8,843,048
                                       ==========    =============       ==========    =============

7. Federal Income Tax Status
At March 31, 2001, the Fund had a net capital loss carryover of approximately $7,607,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through March 31 of the following years:



       AMOUNT IN THOUSANDS
---------------------------------
    2003         2004       2005
-----------   ---------   -------
   $3,439       $3,941      $227
   ======       ======      ====

8. Change in Accounting Policy
Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund.

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                  SEPTEMBER 30, 2001
                                                ----------------------
                                                     (unaudited)
Selected Per Share Data:
Net asset value, beginning of period ..........     $     10.37
                                                    -----------
Income (loss) from investment operations:
 Net investment income ........................            0.19
 Net realized and unrealized gain (loss) ......            0.14
                                                    -----------
Total income from investment operations .......            0.33
                                                    -----------
Less dividends from net investment income .....           (0.19)
                                                    -----------
Net asset value, end of period ................     $     10.51
                                                    ===========
Total Return+  ................................            5.44%(1)

Ratios to Average Net Assets:
Expenses ......................................            0.87%(2)(3)
Net investment income .........................            3.57%(2)

Supplemental Data:
Net assets, end of period, in thousands .......     $    52,363
Portfolio turnover rate .......................              17%(1)



                                                                       FOR THE YEAR ENDED MARCH 31,
                                                ---------------------------------------------------------------------------
                                                      2001           2000           1999           1998          1997
                                                ---------------- ------------ ---------------- ----------- ----------------
Selected Per Share Data:
Net asset value, beginning of period ..........    $    9.96       $ 10.34       $   10.26      $  9.91       $   9.95
                                                   ---------       -------       ---------      --------      --------
Income (loss) from investment operations:
 Net investment income ........................         0.38          0.38            0.39         0.40           0.40
 Net realized and unrealized gain (loss) ......         0.41         (0.38)           0.08         0.35          (0.04)
                                                   ---------       -------      ---------      --------      --------
Total income from investment operations .......         0.79          0.00            0.47         0.75           0.36
                                                   ---------       -------      ---------      --------      --------
Less dividends from net investment income .....        (0.38)        (0.38)          (0.39)       (0.40)         (0.40)
                                                   ---------       -------      ---------      --------      --------
Net asset value, end of period ................    $   10.37       $  9.96       $   10.34      $ 10.26       $   9.91
                                                   =========       =======       =========      =======       ========
Total Return+  ................................         8.14%         0.08%           4.68%        7.70%         3.65%

Ratios to Average Net Assets:
Expenses ......................................         0.88%(3)      0.91%           0.86%(3)     0.83%         0.88%(3)
Net investment income .........................         3.78%         3.81%           3.75%        3.92%         3.99%
Supplemental Data:

Net assets, end of period, in thousands .......    $  55,138       $44,237       $  58,648      $57,500       $61,098
Portfolio turnover rate .......................           24%            3%             29%           -             -

------------
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Joseph R. Arcieri
Vice President

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.




MorganStanley


[GRAPHIC OMITTED]



Morgan Stanley
Limited Term
Municipal Trust


Semiannual Report
September 30, 2001


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